Selling Expenses (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other expense	€ 10,493
Selling Expenses
Personnel expenses		€ 13,270	€ 3,358
Professional services		1,196	327
Depreciation/amortization		41	34
Other expense		765	926
Total		€ 15,272	€ 4,645